UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2000

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
October 17, 2000

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  147
Form Information Table Value Total: $762,351,439



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC

AT&T CORP-LIBERTY MEDIA A-
Common-
001957208
54864000
3048000
sole
ADVANCED RADIO TELECOM CORPORATION
Common-
00754U101
4326500
509000
sole
ALLTELL CORPORATION
Common-
020039103
407063
7800
sole
AMPAL-AMERICAN ISRAEL CORPORATION-CLASS A
Common-
032015109
236250
18000
sole
BARRA INC-
Common-
068313105
12033919
193900
sole
BCE INC-
common-
05534B109
731638
31300
sole
BELL CANADA INTL-
common-
077914109
432500
20000
sole
BROADCOM CORP-
Common-
111320107
23887500
98000
sole
CABLEVISION SYS CORP-
common-
12686C109
881956
13300
sole
CANAL PLUS ADR-
common-
137041208
200658
6700
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
13563813
360500
sole
CENTURY TEL-
common-
156700106
299750
11000
sole
CLEARNET COMMUNICATIONS INC CL A NON-VTG-
common-
184902104
332344
7500
sole
CMGI, INC
Common-
125750109
2654063
95000
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
14718600
377400
sole
COMDISCO-
Common-
200336105
6528906
342500
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
31093000
843200
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
539000
14000
sole
COMPUCOM SYS INC-
common-
204780100
391838
145800
sole
CORECOMM LTD-
common-
G2422R109
3413125
430000
sole
DATA BROADCASTING CORPORATION-
Common-
237596101
191250
60000
sole
E PRESENCE INC-
common-
294348107
1080000
160000
sole
ESHED ROBOTEC LIMITED-
Common-
M4095C107
831385
171639
sole
EXODUS COMMUNICATIONS INC-
Common-
302088109
11356250
230000
sole
FORMULA SYSTEMS (1985) LTD ADR-
Common-
346414105
742500
18000
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
35284433
404696
sole
GENERAL MOTORS CL H-
common-
370442832
1160016
31200
sole
GETTY IMAGES INC-
Common-
374276103
4230813
139000
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
540235
104900
sole
GLOBO CABO SA ADR-
common-
37957X102
280875
21000
sole
GROUPE AB SA ADR-
Common-
39944Q109
990000
60000
sole-
GRUPO IUSACELL SA ADR-
common-
40050B100
356250
30000
sole
GRUPO TELEVISA SA GDR-
Common-
40049J206
807625
14000
sole-
HARTE-HANKS INC-
Common-
416196103
572250
21000
sole
HTE INC-
common-
403926108
19688
15000
sole
IDT CORPORATION-
Common-
448947101
18115750
466000
sole
IMS HEALTH INC-
Common-
449934108
85987000
4144000
sole
INKTOMI CORP-
Common-
457277101
7638000
67000
sole
INTERMEDIA COMMUNICATIONS, INC-
Common-
458801107
295000
10000
sole
INTUIT INC-
Common-
461202103
10260000
180000
sole
KROLL O GARA CO-
common-
501050108
194400
32400
sole
LEAP WIRELESS INTERNATIONAL INC-
Common-
521863100
3628625
58000
sole
LEGEND HOLDINGS LIMITED ADR-
Common-
52465V100
455568
24000
sole
LERNOUT & HAUSPIE SPEECH PRODS NV-
common-
B5628B104
157500
12000
sole
LIBERTY DIGITAL INC-
common-
530436104
374625
18500
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
6454425
209900
sole
LIBERTY SATELLITE & TECHNOLOGY INC CL A-
common-
531182103
4834375
455000
sole
LONDON PACIFIC GROUP LTD ADR-
Common-
542073101
25992525
1307800
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
8024240
143290
sole
MSI HOLDINGS INC-
Common-
553654104
39375
10000
sole
MARKETWATCH.COM INC-
Common-
570619106
2200000
275000
sole
MARVEL ENTERPIRSES INC-
common-
57383M108
39650
12200
sole
MERCURY COMPUTER SYS INC-
common-
589378108
1410094
50700
sole
MEREDITH CORPORATION-
Common-
589433101
6364625
215750
sole
MOBILE TELESYSTEMS ADR-
common-
607409109
507500
20000
sole
NTL INCORPORATED-
Common-
629407107
20769998
448475
sole
NATIONAL INFO CONSORTIUM INC-
Common-
636491102
59532
15000
sole
NELVANA LIMITED-
common-
64042V107
342000
12000
sole
NET COM AB ADR-
Common-
64108R107
7370475
145950
sole
NET2PHONE INC-
common-
64108N106
202500
9000
sole
NEXTEL COMMUNICATIONS INC-CLASS A-
Common-
65332V103
1253350
48200
sole
NEXTERA ENTERPRISES INC CL A-
65332E101
235263
63800
sole
NEXTLINK COMMUNICATIONS INC-CLASS A-
Common-
65333H707
13392363
380600
sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
2536875
99000
sole
VIMPEL COMMUNICATIONS-
Common-
68370R109
10351501
536000
sole
PENTON MEDIA INC-
Common-
709668107
8750500
318200
sole
PIXAR-
common-
725811103
1362100
42400
sole
PRIMEDIA INC-
common-
74157K101
655000
40000
sole
QWEST COMMUNICATIONS INTL-
Common-
749121109
5981761
124458
sole
RCN CORPORATION-
Common-
749361101
43404850
2091800
sole
RADISYS CORP-
common-
750459109
647200
12800
sole
ROGERS COMMUNICATIONS INC-CLASS B-
Common-
775109200
453023
19125
sole
ROGERS WIRELESS COMMUNICATIONS INC CL B-
common-
775315104
334125
11000
sole
ROSTELECOM ADR-
Common-
778529107
1410000
160000
sole
SBC COMMUNICATIONS INC-
Common-
78387G103
850000
17000
sole
SAFEGUARD SCIENTIFICS INC-
Common-
786449108
25210969
1264500
sole
SCRIPPS E W OHIO CL A-
common-
811054204
226800
4200
sole
SONERA OYJ ADR-
Common-
835433202
454500
18000
sole
SPRINT CORP-
Common-
852061506
210375
6000
sole
TMP WORLDWIDE INC-
Common-
872941109
1932000
24000
sole
TELE CELULAR SUL PARTICIPACOES SA ADR-
Common-
879238103
226500
7550
sole
TELE CENTRO OESTE CELULAR PARTICIPACOES SA ADR-
Common-
87923P105
481313
45300
sole
TELE LESTE CELULAR PART ADR-
87943B102
270094
6700
sole
TELE NORDESTE CELULAR PARTICIPACOES SA ADR-
Common-
87924W109
265550
5650
sole
TELE NORTE CELULAR PARTICIPACOES SA ADR-
Common-
87924Y105
332000
8300
sole
TELECOM ITALIA SPA ADR-
Common-
87927W106
262500
2500
sole
TELEFONICA SA ADR-
Common-
879382208
767635
12915
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
797040
7200
sole
TELESP CELULAR PARTICIPACOES SA ADR-
Common-
87952L108
247031
7500
sole
TELEWEST COMMUNICATIONS NEW PLC SPONSORED ADR-
common-
87956P105
565500
29000
sole
TELIGENT INC CLASS A-
Common-
87959Y103
1073800
82600
sole
TELUS CORPORATION-
common-
87971M202
259937
10000
sole
THERMO ELECTRON CORP-
common-
883556102
4160000
160000
sole
TREDEGAR CORPORATION-
Common-
894650100
4927138
284600
sole
TREMONT ADVISERS INC CL B-
common-
894729201
124800
10400
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
32498000
1083000
sole
VERTEX INTERACTIVE INC-
common-
925322109
183125
10000
sole
VODAFONE AIRTOUCH PLC ADR-
Common-
92857W100
555000
15000
sole
THE WASHINGTON POST COMPANY-CLASS B-
Common-
939640108
10187988
19300
sole
WINSTAR COMMUNICATIONS INC-
Common-
975515107
5177000
334000
sole
YAHOO! INC-
Common-
984332106
4550000
50000
sole
GLOBAL CROSSING LIMITED-
Common-
G3921A100
7495800
241800
sole
MILLICOM INTERNATIONAL CELLULAR SA-
Common-
L6388F102
15480358
435525
sole
SBS BROADCASTING SA-
Common-
L8137F102
6399860
160750
sole
ABBOTT LABORATORIES
Common-
002824100
1759813
37000
sole
ALZA CORPORATION-
Common-
022615108
4498000
52000
sole
AMERICAN HOME PRODUCTS CORPORATION-
Common-
026609107
1187813
21000
sole
AMGEN INC-
Common-
031162100
2513812
36000
sole
ARONEX PHARMACEUTICALS INC-
common-
042666206
70313
15000
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
1471750
28000
sole
AVAX TECHNOLOGIES INC-
Common-
053495305
390625
50000
sole
AVENTISS SA-
Common-
053561106
1732188
23000
sole
BIO-TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
354563
31000
sole
BIOCHEM PHARMA INC-
Common-
0958T108
504563
23000
sole
BIOGEN INC-
Common-
09597105
1464000
24000
sole
BIOMIRA INC-
Common-
0961R106
346500
33000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
1885125
33000
sole
CHIRON CORPORATION-
Common-
170040109
1665000
37000
sole
CORIXA CORPORATION-
Common-
21887F100
703500
14000
sole
ELAN PLC ADR-
common-
284131208
1693691
30935
sole
ENTREMED INC-
common-
29382F103
223000
8000
sole
GENENTECH INC-
Common-
368710406
2365659
12740
sole
GENZYME CORPORATION-
Common-
372917104
2352469
34500
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
235875
17000
sole
GLAXO WELLCOME PLC ADR-
Common-
37733W105
785688
13000
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
1125313
6500
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
3682547
21000
sole
ILEX ONCOLOGY INC-
Common-
451923106
512125
17000
sole
IMMUNEX CORPORATION-
Common-
452528102
739500
17000
sole
IMPATH INC-
Common-
45255G101
2461875
39000
sole
JOHNSON & JOHNSON
Common-
478160104
1221188
13000
sole
LEXICON GENETICS INC-
common-
528872104
237188
7500
sole
ELI LILLY AND COMPANY-
Common-
532457108
1703625
21000
sole
MGI PHARMA INC-
Common-
552880106
570000
19000
sole
MEDAREX INC-
common-
583916101
234625
2000
sole
MEDIMMUNE INC-
Common-
584699102
1738125
22500
sole
MERCK & CO INC-
Common-
589331107
1563188
21000
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
1190117
8148
sole
NEO RX CORPORATION-
Common-
640520300
661500
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
1315375
34000
sole
PHARMACIA CORP-
Common-
71713U102
1657504
27539
sole
PFIZER INC-
Common-
717081103
1932313
43000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
1011322
11500
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
1906500
41000
sole
SMITHKLINE BEECHAM PLC ADR-
Common-
832378301
583313
8500
sole
TARGETED GENETICS CORPORATION
Common-
87612M108
296875
25000
sole
THERAGENICS CORPORATION
Common-
883375107
91000
14000
sole

762351439
